FAIR VALUE (Details 3) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 55,252,420	$ 23,894,500
Purchase	129,834,051	30,009,320
Disposal	(674,576)
Transfer out upon gaining control of Yinghe Youshi	(4,284,233)
Changes in fair value	10,576,836	1,348,600
Impairment loss	(1,564,200)
Foreign exchange difference	(349,629)
Balance at the end of the period	$ 188,790,669	$ 55,252,420